UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
High Yield Municipal
Fund
A Series of Franklin Municipal Securities Trust
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
California High Yield Municipal Fund for the 12-month
reporting period ended February 29, 2024. Please read
on for a detailed look at prevailing economic and market
conditions during the Fund’s reporting period and to learn
how those conditions have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin California High Yield Municipal Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 31
Notes to Financial Statements 35
Report of Independent Registered
Public Accounting Firm 46
Tax Information 47
Board Members and Officers 48
Shareholder Information 53
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin California High Yield Municipal Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks to provide investors with a high level of
income exempt from federal and California personal income
taxes. Its secondary goal is capital appreciation to the extent possible and consistent with its principal investment goal by normally investing at least 80% of its net assets in municipal securities in any rating category, including securities rated below investment grade, that pay interest free from such
taxes.
1
We select securities that we believe will provide the
best balance between risk and return within the Fund’s range of allowable investments and typically invest with a long-term time horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The 12 months ending February 29, 2024, saw the U.S.
Federal Reserve (Fed) turn more cautious in its monetary
policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed
delivered three 25 basis point (bp) hikes during the period, the last of which occurred in July 2023 and took the fed
funds target rate to a range of 5.25%–5.50%, a more than
20-year high. Since then, policymakers have maintained a
restrictive stance, as the annual headline Consumer Price
Index (CPI) declined from 6.0% for February 2023 to 3.1%
in January 2024. At its most recent meeting (in January
2024), the Fed still left the policy rate unchanged, while Fed
Chair Jerome Powell pushed back against investor hopes
for a March 2024 rate cut, saying that the Federal Open
Market Committee was waiting to see further confirmation
of the disinflationary trend. Meanwhile, the U.S. economy
remained robust, with real gross domestic product increasing at an annualized rate of 3.3% in the fourth quarter of 2023, underpinned by strong consumer and government spending.
The municipal (muni) bond market recorded positive total
returns over the period under review, helped by a late-
year rally in 2023 which was fueled by increased investor
optimism that monetary policy tightening had come to an
end. Nevertheless, for most of the last 12 months, high
levels of uncertainty kept fund flows into muni bond retail
vehicles negative. Anecdotal feedback suggested that
many asset allocators were retaining large cash and cash-
equivalent balances, waiting on the sidelines for volatility to decline. Towards the end of the period, elevated muni bond
yields helped draw investor interest, with fund flows into the asset class turning positive in January 2024.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained stable, with robust
balance sheets that were supported by significant “rainy-day”
funds which, in turn, were bolstered by federal COVID-19
aid, increased during the post-pandemic recovery, and
maintained with conservative budgeting and fiscal discipline.
Considering our view of the fundamental strength in the muni market, the Fund is consequently tilted towards lower-rated
issuers and bonds with no external credit rating. Over the
period, we looked for opportunities that had the potential
to improve the overall yield of the portfolio and used our
rigorous bottom-up research process to help us identify
credits that represented good relative value, in our view.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $9.69 on February 28, 2023, to
$9.85 on February 29, 2024. The Fund’s Class A shares
paid dividends totaling 39.0212 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 5 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 3.45%,
based on an annualization of February’s 2.9392 cents per
share monthly dividend and the maximum offering price
of $10.23 on February 29, 2024. An investor in the 2024
maximum combined effective federal and California personal
income tax bracket of 53.10% (including 3.80% Medicare
tax) would need to earn a distribution rate of 7.36% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 14 .

Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*Does not include cash and cash equivalents.
Q. What were the leading contributors to performance?
A. The Fund outperformed its benchmark over the 12
months under review, supported primarily by its security
selection among rating categories. The Fund’s selection in
AA, A and AAA rated securities boosted relative returns over the period. In addition to this, while the Fund’s overall credit quality positioning had a largely neutral impact on returns, an overweight to bonds with no external credit rating benefited relative results.
Q. What were the leading detractors from performance?
A. Negative performance over the period came from the
Fund’s yield curve positioning, driven by an overweight to
muni bonds with 20 or more years to maturity. An overweight
to bonds rated below investment-grade also detracted from
relative returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s overall
strategy. However, as we gained more clarity around
the Fed’s monetary tightening path and became more
comfortable that muni fundamentals were generally robust in
the face of tighter financing conditions and slowing economic activity, the Fund increased its underweight to higher-rated securities while adding to its holdings of bonds with no
external credit rating. The Franklin Templeton Fixed Income
research team conducts an in-depth analysis of potential
investment opportunities and is therefore able to find what
they deem to be attractively priced securities from muni
issuers with solid underlying credit fundamentals that could weather a period of below-trend growth.
Thank you for your continued participation in Franklin
California High Yield Municipal Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 29, 2024, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/29/24
% of Total
Investments*
Special Tax 22.80%
Housing 18.91%
Transportation 15.48%
Education 11.12%
Health Care 8.73%
Local 8.32%
Industrial Dev. Revenue and Pollution Control 6.08%
Other Revenue Bonds 3.60%
Utilities 2.09%
Refunded 1.56%
State General Obligation 0.94%
Lease 0.27%
Not Available 0.10%

Performance Summary as of February 29, 2024
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.85% +1.88%
5-Year +8.73% +0.91%
10-Year +39.39% +2.98%
Advisor
1-Year +6.11% +6.11%
5-Year +10.09% +1.94%
10-Year +41.60% +3.54%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.45% 7.36% 3.75% 8.00%
Advisor 3.82% 8.14% 4.15% 8.85%
See page 7 for Performance Summary footnotes.

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
( 2/28/14–2/29/24 )
3

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity, and possibility of default. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond California Exempt Index is the California component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.390212
A1 $0.404701
C $0.351203
R6 $0.417810
Advisor $0.414289
Total Annual Operating Expenses
10
Share Class
A 0.81%
Advisor 0.55%

Your Fund’s Expenses
Franklin California High Yield Municipal Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,053.50 $4.41 $1,020.57 $4.34 0.86%
A1 $1,000 $1,054.40 $3.62 $1,021.34 $3.56 0.71%
C $1,000 $1,052.10 $6.40 $1,018.63 $6.30 1.25%
R6 $1,000 $1,054.90 $2.93 $1,022.01 $2.88 0.57%
Advisor $1,000 $1,054.80 $3.11 $1,021.83 $3.06 0.61%

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
Year Ended
May 31, 2019
c
2024
a
2023 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.69 $11.02 $11.49 $10.81 $11.10 $10.70
Income from investment operations
d
:
Net investment income
e
............. 0.39 0.36 0.26 0.35 0.34 0.27
Net realized and unrealized gains (losses) 0.16 (1.35) (0.49) 0.67 (0.29) 0.41
Total from investment operations ........ 0.55 (0.99) (0.23) 1.02 0.05 0.68
Less distributions from:
Net investment income .............. (0.39) (0.34) (0.24) (0.34) (0.34) (0.28)
Net asset value, end of year ........... $9.85 $9.69 $11.02 $11.49 $10.81 $11.10
Total return
f
........................ 5.85% (9.03)% (2.09)% 9.57% 0.43% 6.56%
Ratios to average net assets
g
Expenses
h
........................ 0.84% 0.88% 0.81% 0.79% 0.80% 0.83%
Net investment income ............... 4.10% 3.63% 2.88% 3.10% 3.10% 3.55%
Supplemental data
Net assets, end of year (000’s) ......... $710,549 $595,614 $714,052 $618,967 $425,757 $244,196
Portfolio turnover rate ................ 10.93% 18.77% 10.19% 9.20% 23.29% 13.91%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
For the period September 10, 2018 (effective date) to May 31, 2019.
d
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
e
Based on average daily shares outstanding.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.67 $10.99 $11.47 $10.79 $11.08 $10.70
Income from investment operations
c
:
Net investment income
d
............. 0.41 0.38 0.26 0.37 0.36 0.40
Net realized and unrealized gains (losses) 0.15 (1.35) (0.49) 0.67 (0.29) 0.39
Total from investment operations ........ 0.56 (0.97) (0.23) 1.04 0.07 0.79
Less distributions from:
Net investment income .............. (0.40) (0.35) (0.25) (0.36) (0.36) (0.41)
Net asset value, end of year ........... $9.83 $9.67 $10.99 $11.47 $10.79 $11.08
Total return
e
....................... 6.02% (8.83)% (2.07)% 9.76% 0.58% 7.56%
Ratios to average net assets
f
Expenses
g
........................ 0.69% 0.72% 0.66% 0.64% 0.65% 0.68%
Net investment income ............... 4.25% 3.78% 3.04% 3.27% 3.25% 3.70%
Supplemental data
Net assets, end of year (000’s) ......... $776,199 $862,312 $1,166,095 $1,254,701 $1,282,022 $1,386,291
Portfolio turnover rate ................ 10.93% 18.77% 10.19% 9.20% 23.29% 13.91%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.75 $11.08 $11.56 $10.87 $11.17 $10.78
Income from investment operations
c
:
Net investment income
d
............. 0.36 0.32 0.21 0.30 0.30 0.34
Net realized and unrealized gains (losses) 0.15 (1.35) (0.49) 0.69 (0.30) 0.40
Total from investment operations ........ 0.51 (1.03) (0.28) 0.99 — 0.74
Less distributions from:
Net investment income .............. (0.35) (0.30) (0.20) (0.30) (0.30) (0.35)
Net asset value, end of year ........... $9.91 $9.75 $11.08 $11.56 $10.87 $11.17
Total return
e
....................... 5.39% (9.35)% (2.46)% 9.18% (0.04)% 7.01%
Ratios to average net assets
f
Expenses
g
........................ 1.23% 1.27% 1.20% 1.19% 1.20% 1.23%
Net investment income ............... 3.66% 3.19% 2.47% 2.69% 2.70% 3.15%
Supplemental data
Net assets, end of year (000’s) ......... $92,877 $118,149 $180,173 $223,652 $253,579 $272,186
Portfolio turnover rate ................ 10.93% 18.77% 10.19% 9.20% 23.29% 13.91%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.70 $11.03 $11.51 $10.82 $11.12 $10.74
Income from investment operations
c
:
Net investment income
d
............. 0.42 0.39 0.27 0.38 0.38 0.41
Net realized and unrealized gains (losses) 0.16 (1.35) (0.49) 0.68 (0.30) 0.39
Total from investment operations ........ 0.58 (0.96) (0.22) 1.06 0.08 0.80
Less distributions from:
Net investment income .............. (0.42) (0.37) (0.26) (0.37) (0.38) (0.42)
Net asset value, end of year ........... $9.86 $9.70 $11.03 $11.51 $10.82 $11.12
Total return
e
....................... 6.14% (8.76)% (1.96)% 9.97% 0.63% 7.66%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.58% 0.53% 0.52% 0.52% 0.57%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.55% 0.58%
h
0.52% 0.51% 0.51% 0.55%
Net investment income ............... 4.38% 3.91% 3.16% 3.37% 3.39% 3.83%
Supplemental data
Net assets, end of year (000’s) ......... $50,713 $44,724 $60,366 $45,216 $26,741 $21,214
Portfolio turnover rate ................ 10.93% 18.77% 10.19% 9.20% 23.29% 13.91%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.69 $11.02 $11.50 $10.82 $11.11 $10.73
Income from investment operations
c
:
Net investment income
d
............. 0.42 0.39 0.27 0.38 0.37 0.41
Net realized and unrealized gains (losses) 0.15 (1.36) (0.49) 0.67 (0.29) 0.39
Total from investment operations ........ 0.57 (0.97) (0.22) 1.05 0.08 0.80
Less distributions from:
Net investment income .............. (0.41) (0.36) (0.26) (0.37) (0.37) (0.42)
Net asset value, end of year ........... $9.85 $9.69 $11.02 $11.50 $10.82 $11.11
Total return
e
....................... 6.11% (8.80)% (1.99)% 9.84% 0.68% 7.64%
Ratios to average net assets
f
Expenses
g
........................ 0.59% 0.62% 0.56% 0.54% 0.55% 0.58%
Net investment income ............... 4.34% 3.87% 3.13% 3.35% 3.35% 3.80%
Supplemental data
Net assets, end of year (000’s) ......... $914,542 $922,275 $1,186,382 $1,113,278 $903,694 $889,990
Portfolio turnover rate ................ 10.93% 18.77% 10.19% 9.20% 23.29% 13.91%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments, February 29, 2024
Franklin California High Yield Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 2.8%
Commercial Services & Supplies 0.8%
a
CalPlant I LLC ,
b
Senior Secured Note, 144A, 15%, 7/01/25 ............................... $ 4,195,000 $ 4,195,000
c,d
21 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,370,000 959,000
c,d
21 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 5,220,000 3,654,000
c,d
22 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,875,000 2,012,500
c,d
22 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 250,000 175,000
c,d
22 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,885,000 1,885,000
c,d
22 X, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,830,000 2,830,000
c,d
23 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,000,000 1,000,000
c,d
23 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 890,000 890,000
c,d
23 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,415,000 1,415,000
c,d
23 D, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,230,000 1,230,000
c,d
23 E, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,385,000 1,385,000
21,630,500
Diversified Consumer Services 1.6%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
45,335,000 40,894,437
Electric Utilities 0.4%
b
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 9,658,098
Total Corporate Bonds (Cost $79,789,817) ......................................
72,183,035
e
Senior Floating Rate Interests 0.1%
Oil, Gas & Consumable Fuels 0.1%
a,f,g
Rialto Bioenergy Facility LLC ,
Initial Roll-Up CME Term Loan, 15.333%, (1-month SOFR + 10%), 4/30/24 ....... 1,471,246 559,073
h,i
New Money Debtor-in-Possession CME Term Loan, PIK, 15.348%, (1-month SOFR +
10%), 4/30/24 .................................................... 795,013 795,013
1,354,086
a a a a a
Total Senior Floating Rate Interests (Cost $1,952,259) ...........................
1,354,086
Municipal Bonds 93.0%
California 84.8%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/38 ........................................................ 850,000 869,393
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,000,000 1,007,834
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/53 ........................................................ 1,000,000 972,185
California Community College Financing Authority ,
b
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 17,775,881
b
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 B, 7.75%, 7/01/30 ..... 2,405,000 2,229,829
b
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,050,000 7,111,546
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 229,270
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 6,893,298
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 22,497,269
Exchange at Bayfront Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%,
8/01/51 ........................................................ 8,000,000 4,720,731
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 22,525,000 17,192,218
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,475,000 4,225,527
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,000,000 14,294,331

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ $ 13,420,000 $ 2,953,750
Los Angeles County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 125,010,000 24,094,153
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,042,616
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,201,141
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,327,893
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,175,950
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 10,375,000 10,679,812
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 4,185,000 5,172,845
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 5,815,000 7,143,039
b
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 232,290
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 510,263
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 653,773
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 8,208,201
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,165,189
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 6,550,256
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,168,183
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 21,565,000 25,616,856
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,185,595
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,485,000 12,927,309
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 52,189 52,300
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 3,824,890 3,614,334
b
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,647,514
b,j
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 3,591,743
b
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 7,740,589
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,277,047
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 1,879,363
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 16,700,000 15,017,782
b,j
Revenue, 144A, 2023 B-1, Mandatory Put, 7%, 4/01/33 ..................... 20,770,000 20,865,156
b,j
Revenue, 144A, 2023 B-2, Mandatory Put, 7%, 4/01/33 ..................... 13,825,000 13,842,296
b
Revenue, 144A, 2023, II, 7%, 7/01/51 .................................. 12,655,000 12,516,542
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 2,920,000 3,111,672
Special Tax, 2022 B, Refunding, 6.3%, 9/01/52 ............................ 1,205,000 1,298,487
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 4,045,000 4,336,389
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 6,885,000 7,288,557
Special Tax, 2023 A, 5.5%, 9/01/53 .................................... 3,000,000 3,099,628
Special Tax, 2023 C, 5.25%, 9/01/53 ................................... 1,300,000 1,276,067
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 954,598
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,904,756
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,046,156
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,147,720

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... $ 1,000,000 $ 1,034,228
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 609,912
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,274,392
b
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,038,621
b
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 10,063,670
b
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,523,979
b
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 7,255,090
b
Capital Christian Center, Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ...... 8,150,000 6,572,471
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,005,220
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,206,730
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,512,109
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,108,813
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 550,000 422,051
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 2,585,000 1,928,949
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/40 ......................... 1,500,000 1,564,954
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,847,160
City of Chula Vista Community Facilities District No. 2021-11, Special Tax, 2022, 5%,
9/01/52 ........................................................ 2,500,000 2,574,919
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,115,161
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 4,104,927
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,771,291
Community Facilities District No. 2021-13, Spec ial Tax, 2022, 5%, 9/01/42 ....... 1,000,000 1,034,139
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/52 ....... 5,150,000 5,192,463
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 4,350,000 4,531,840
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.5%,
9/01/48 ........................................................ 600,000 619,947
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.625%,
9/01/53 ........................................................ 1,060,000 1,099,430
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.8%,
9/01/53 ........................................................ 3,190,000 3,330,706
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 197,951
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 102,683
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 52,211
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 136,322
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 361,205
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 2,000,000 1,907,882
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/40 ............................................ 5,000,000 5,084,176
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 9,595,276
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,684,259
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 453,448
b
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,254,303
b
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,377,362
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,097,517
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 6,624,448

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Developmental Services Support Foundation, Revenue, 2019 A, Refunding, 5%,
5/01/49 ........................................................ $ 1,895,000 $ 1,958,038
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 2,705,488
Eisenhower Medical Center, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......... 5,000,000 5,054,562
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,628,164
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 3,868,079
b
IH Parkside Fairfield LLC, Revenue, 144A, 2023 B, Zero Cpn., 9/01/43 .......... 20,710,000 13,968,843
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 8,965,000 9,095,986
b
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,050,000 2,059,014
b
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,749,132
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 13,915,000 13,916,105
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 5,414,013
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 22,250,000 22,248,500
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 4,165,000 4,185,577
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,101,276
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,000,933
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 2,971,734
b
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 525,943
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,011,519
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,761,179
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,700,492
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 855,000 829,591
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,088,506
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,369,264
b
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 453,780
b
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,405,121
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,119,534
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,008,025
b
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 884,692
b
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,251,503
b
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 790,000 746,999
b
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 47,250
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 175,500
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 155,250
d
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 60,750
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 21,685,000 21,696,664
d
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 910,035 68,253
d
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 4,237,715 317,829
California Public Finance Authority ,
b
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,462,639
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,114,254
b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 917,759
b
Kendal at Sonoma Obligated Group, Reven ue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 2,000,000 1,670,137
b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,421,487
b
California School Finance Authority ,
Revenue, 144A, 2017, 5%, 6/01/47 .................................... 700,000 658,707
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 C,
5%, 7/01/46 .................................................... 10,000,000 10,003,689

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority, (continued)
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... $ 500,000 $ 399,422
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 2,063,576
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,528,519
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,013,838
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/40 ........................................................ 1,000,000 1,007,132
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 2,022,771
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Pre-Refunded, 5%,
8/01/41 ........................................................ 190,000 195,345
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A, 6.25%,
4/01/52 ........................................................ 2,000,000 2,020,976
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A,
6.375%, 4/01/62 ................................................. 2,000,000 2,024,421
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,511,048
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 5,621,274
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 505,912
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,530,092
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 914,673
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,529,538
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 225,833
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,242,159
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 2,000,000 2,006,992
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,693,580
Green Dot Public Schools Obligated G roup, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,563,405
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,508,062
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,026,003
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,753,716
Harbor Springs Obligated Group, Revenue, 144A, 2024 A, 5.5%, 7/01/54 ........ 2,235,000 2,252,221
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 234,517
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 409,549
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 538,392
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,150,647
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 615,000 608,238
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 2,089,660
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 2,969,373
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 7,578,507
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,216,510
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,680,940
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,028,971
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/49 2,150,000 2,162,954
KIPP SoCal Public Schools Obligated Group, Reven ue, 144A, 2019 A, 5%, 7/01/54 1,150,000 1,150,725
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,030,634
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 333,815
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 1,200,000 1,152,767
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,148,361
Lighthouse Community Public Schools Obligated Group , Revenue, 144A, 2022 A,
6.375%, 6/01/52 ................................................. 1,250,000 1,291,628
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.5%, 6/01/62 ................................................... 1,500,000 1,551,492
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/31 ....... 1,000,000 991,495
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/36 ....... 1,670,000 1,593,112

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority, (continued)
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/51 ....... $ 16,730,000 $ 14,016,832
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/55 ....... 1,400,000 1,146,050
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding, 5%,
6/01/33 ........................................................ 650,000 658,292
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.625%, 6/01/43 ................................................. 560,000 566,698
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.875%, 6/01/53 ................................................. 600,000 607,116
Partnerships to Uplift Communiti es Obligated Group, Revenue, 144A, 2023,
Refunding, 5%, 8/01/33 ............................................ 815,000 841,561
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.25%, 8/01/38 ......................................... 500,000 511,528
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/43 .......................................... 550,000 567,080
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/47 .......................................... 525,000 535,791
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,250,000 1,271,341
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,000,466
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,855,822
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,235,271
River Springs Charter School, Inc., Revenue, 144A, 2023 A, 5.7 5%, 7/01/42 ...... 995,000 1,019,985
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 762,821
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 846,437
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 2,440,000 2,446,435
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 324,083
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 364,344
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 250,159
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 513,730
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 631,527
Santa Clarita Valley International Chart er School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 977,591
Summit Public Schools Obligated Group, Revenue, 144A, 2017, Pre-Refunded, 5%,
6/01/47 ........................................................ 800,000 847,332
California Statewide Communities Development Authority ,
Revenue, 2015 R-1, Refunding, 5%, 9/02/40 ............................. 2,230,000 2,258,518
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,069,706
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,055,000 1,062,688
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,970,000 2,052,979
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,455,000 2,510,220
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,397,315
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,573,392
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,195,000 4,371,698
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,241,967
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,837,268
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,878,060
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,835,217
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,711,909
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 5,520,000 5,786,232
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,779,997
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,689,302
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 979,514
Special Assessment, 2019 B, 5%, 9/02/44 ............................... 1,150,000 1,186,363
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 887,600

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment, 2020 A, 5%, 9/02/40 ............................... $ 1,250,000 $ 1,283,525
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 771,615
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,016,240
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 535,647
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 604,317
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 995,000 900,816
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,275,000 2,707,838
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 3,104,267
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 3,150,000 2,780,839
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,435,000 2,193,807
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,610,000 2,998,647
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,265,000 2,646,241
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,638,126
Special Assessment, 2022 B, 5%, 9/02/42 ............................... 3,000,000 3,064,214
Special Assessment, 2022 B, 5%, 9/02/52 ............................... 3,000,000 2,990,874
Special Assessment, 2022 C, 5.375%, 9/02/52 ............................ 2,000,000 2,036,125
Special Assessment, 2023 D, 5.5%, 9/02/53 .............................. 1,000,000 1,021,869
Special Tax, 2023 C-1, 5.25%, 9/02/53 .................................. 3,000,000 2,949,131
Aldersly Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 5/15/32 ........ 750,000 767,508
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,042,580
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 3,846,792
b
California Baptist University, Revenue, 144A, 2014 A, 6.125%, 11/01/33 ......... 1,565,000 1,567,726
b
California Baptist University, Revenue, 144A, 2014 A, 6.375%, 11/01/43 ......... 4,035,000 4,040,133
b
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,164,271
b
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,879,221
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 4%, 7/01/48 ..... 6,000,000 5,941,962
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,515,463
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 718,064
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,750,000 10,908,264
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,296,129
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,094,528
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,345,000 3,126,247
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,345,000 2,933,958
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,500,000 7,657,918
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,685,000 1,760,493
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,054,599
Community Infrastructure Program Assessment District No. 20-02, Special
Assessment, 2023, 5.75%, 9/02/53 ................................... 2,000,000 1,929,866
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,150,000 4,150,637
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 12,717,054
b
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 388,245
b
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 962,596
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,246,573
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 45,755,000 45,967,106
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 6,250,000 6,356,876
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,356,253
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/43 ............................................ 5,000,000 5,106,707
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,407,060
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 8,043,637
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,645,720

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. $ 1,665,000 $ 1,681,047
b
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2, Special Tax, 144A,
2023 A, 5.5%, 9/01/53 ............................................. 2,045,000 2,045,721
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 5,270,000 4,481,039
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax
Allocation, 144A, 2022 A, 5%, 9/01/37 ................................. 385,000 399,751
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax
Allocation, 144A, 2022 A, 5%, 9/01/52 ................................. 2,000,000 1,935,067
Infrastructure & Revitalization Financing District No. 1 Housing Increment, Tax
Allocation, 144A, 2022 B, 5%, 9/01/52 ................................. 1,000,000 953,297
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,462,653
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/39 .................................................... 2,765,000 2,909,468
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/44 .................................................... 2,925,000 3,042,068
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/49 .................................................... 4,100,000 4,219,100
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,518,495
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,651,567
City of Fremont ,
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/40 .... 4,655,000 4,712,397
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/45 .... 3,255,000 3,285,903
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,076,242
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,451,233
City of Irvine ,
Community Facilities District No. 2013-3 Area No. 1, Special Tax, 2014, 5%, 9/01/39 1,000,000 1,005,674
Community Facilities District No. 2013-3 Area No. 1, Special Tax, 2014, 5%, 9/01/44 1,500,000 1,506,445
Community Facilities District No. 2013-3 Area No. 1, Special Tax, 2014, 5%, 9/01/49 2,750,000 2,759,661
Community Facilities District No. 2013-3 Improvement Area No. 8, Special Tax, 2018,
5%, 9/01/43 .................................................... 5,000,000 5,183,692
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,768,696
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,315,840
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,517,155
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,503,972
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,392,346
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,027,639
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 510,261
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,500,000 2,794,177
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,000,000 1,861,751
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 420,565
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2022, 5%, 9/01/51 ........ 1,200,000 1,221,029

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1, Special
Tax, 2022, 5.25%, 9/01/52 .......................................... $ 2,000,000 $ 2,043,937
Sunridge North Douglas Com munity Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,214,623
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,262,047
City of Roseville ,
Creekview Community Facilities District No. 1 Improvement Area No. 1, Special Tax,
2020, 5%, 9/01/45 ................................................ 1,280,000 1,317,453
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5%, 9/01/43 ................................................ 500,000 508,087
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5.25%, 9/01/53 ............................................. 1,850,000 1,870,816
b
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,317,108
b
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 6,624,952
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 1,998,968
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,538,881
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 456,823
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 1,000,000 1,024,732
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 380,331
Torrente at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 6%,
9/01/53 ........................................................ 1,500,000 1,591,870
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 3,870,000 3,954,013
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 503,691
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,107,361
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,892,314
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,654,457
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/40 .... 1,670,000 1,755,065
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 2,130,000 2,201,318
Westpark Community Facilities District No. 1, Sp ecial Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,144,032
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,021,026
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,271,129
b
City of Sacramento ,
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/32 ........................................... 300,000 311,155
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/37 ........................................... 710,000 735,289
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/47 ........................................... 1,900,000 1,937,75 7
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,768,029
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,471,233

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. $ 435,000 $ 438,358
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 10,674,555
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 230,000 233,336
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,673,691
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,634,211
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,095,191
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... 6,295,000 5,668,705
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,621,745
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,980,000 11,653,646
b
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 30,825,405
b
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 6,929,770
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 18,299,609
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 3,868,085
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,303,904
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,910,000 3,956,872
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,105,822
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/53 .................................................. 3,080,000 3,097,415
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,105,822
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2015, Refunding,
5%, 9/01/40 .................................................... 1,000,000 1,012,330
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2015, Refunding,
5%, 9/01/45 .................................................... 1,000,000 1,009,638
b
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 13,892,079
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,448,390
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 7,146,513
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 31,800,000 20,747,350
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,295,000 4,299,733
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,982,597
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
8,070,000 6,354,384
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 2,014,834
b
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A, Special Tax, 144A, 2021 A,
4%, 9/01/51 .................................................... 1,245,000 1,061,786
Community Facilities District No. 2020-1 Area No. 3A, Special Tax, 144A, 2021 A,
4.5%, 9/01/51 ................................................... 2,500,000 2,199,247
b
Fairfield Community Facilities District ,
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/35 ............................... 1,000,000 1,052,331

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
Fairfield Community Facilities District, (continued)
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A , 5%, 9/01/50 ............................... $ 5,255,000 $ 5,328,562
k,l
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 132,735,122 8,467,173
b
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 119,690,301 16,407,147
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 1,000,000 1,018,251
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 557,190
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,717,977
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 34,638,848
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 23,000,000 21,333,875
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 14,849,800
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 13,843,926
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 5.5%, 9/01/43 ................................... 1,860,000 1,890,773
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 5.75%, 9/01/48 .................................. 2,945,000 2,995,672
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 6%, 9/01/53 .................................... 2,8 95,000 2,967,546
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,746,763
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,693,581
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,751,873
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 3,354,317
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,688,794
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 6,113,178
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,020,213
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,810,582
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 2,895,697
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 2,000,000 2,059,090
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,061,399
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 4,945,672
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,157,801
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,514,878
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,016,094
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 6,434,080
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 995,000 1,027,400
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 995,000 1,019,303
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 3,975,000 4,056,725
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,231,838
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,093,100
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,049,321

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
$ 3,250,000 $ 3,034,033
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,159,785
Lammersville Joint Unified School District , Community Facilities District No. 2014-1
Improvement Area No. 1 , Special Tax , 2017 , 5% , 9/01/42 .................... 2,750,000 2,823,309
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 9,185,639
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... 1,145,000 1,146,475
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 790,000 791,083
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,045,763
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 6,315,406
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,920,080
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,712,647
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 5,024,651
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 6,425,542
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 8,774,213
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,034,251
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,500,000 1,543,416
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,185,900
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,237,225
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 332,308
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 41,527,157
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,586,508
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 4,917,076
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,145,995
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,525,674
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 4,942,504
County of Orange Community Facilities District No. 2017-1 Area No. 1, Special Tax,
2018 A, 5%, 8/15/47 .............................................. 9,550,000 9,767, 344
Palomar Health ,
Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/39 .................. 12,190,000 12,278,787
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 4,720,630
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 5,180,273
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 5,688,859
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,506,039
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,925,000 1,927,703
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,140,000 4,141,739

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Joint Powers Authority, (continued)
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ $ 3,745,000 $ 3,750,027
Community Facilities District No. 2014-1 Improvement Area No. 2, Special Tax, 2018
A, 4%, 9/01/48 .................................................. 1,530,000 1,390,783
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,343,912
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 6,544,635
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 16,757,577
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,701,529
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,208,890
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5%, 9/01/38 ... 500,000 516,353
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.5%, 9/01/43 . 2,000,000 2,084,641
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.5%, 9/01/48 . 3,090,000 3,164,636
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.625%, 9/01/53 4,840,000 4,957,896
Community Facilities District No 2003-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/52 .................................................. 4,250,000 4,350,179
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 749,807
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 790,644
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,355,212
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 3,713,547
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 3,716,646
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,511,791
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 3,075,971
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,776,014
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,043,823
Community Facilities District No. 2004-1 Improvement Area No. 3, Special Tax, 2013,
5%, 9/01/36 .................................................... 1,500,000 1,501,414
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,343,424
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 7,818,309
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 5,062,451
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 3,875,778
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 5,141,292
San Diego Unified School District ,
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... 26,025,000 24,708,005
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 5,431,355
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 10,443,327
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 5,900,596
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 10,000,000 10,425,051
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 10,325,466
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 34,520,000 35,598,218
San Francisco City & County Redevelopment Agency Successor Agency ,
b
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,680,524
b
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 4,201,963

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, (continued)
b
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... $ 16,500,000 $ 6,331,182
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,506,692
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 18,299,594
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 37,980,200
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 17,323,170
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 6,925,000 7,006,453
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 88,070,000 89,022,072
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................
8,000,000 11,000,265
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 4,454,222
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 12,375,326
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,890,149
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 5,213,357
Tobacco Securitizati on Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 4,338,404
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 2,164,729
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 5,018,705
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1, 2,
Refunding, 5%, 6/01/48 ............................................ 9,290,000 9,503,223
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,367,020
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/43 ...................................... 5,500,000 5,629,529
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/48 ...................................... 6,490,000 6,590,389
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2019, 5%, 9/01/49 ...................................... 1,960,000 1,987,614
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2 020 B , 5% , 10/01/38 .................. 550,000 571,319
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,635,000 2,617,885
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,470,000 4,363,940
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 1,360,000 1,345,826
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,819,731
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 2014-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 760,223
City of Tustin Community Facilities District No. 2014-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,010,502
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,255,093
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,023,852
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
1,955,000 1,960,234
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 3,861,521
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 1,915,361
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,805,495

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... $ 360,000 $ 328,276
2,157,289,947
Florida 0.6%
b,j
Florida Development Finance Corp. ,
Brightline Florida Holdings LLC, Revenue, 144A, 2023 A, Refunding, Mandatory Put,
7.5%, 8/15/24 ................................................... 7,250,000 7,217,272
Brightline Florida Holdings LLC, Revenue, 144A, 2023 C, Refunding, Mandatory Put,
8%, 4/01/24 .................................................... 7,250,000 7,614,054
14,831,326
Minnesota 0.1%
b
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,267,880
Texas 0.4%
b
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,000,000 9,317,648
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 5,500,000 5,753,297
Virginia 0.2%
b
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,133,152
Wisconsin 0.7%
b
Public Finance Authority ,
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 7,000,000 6,588,342
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 6/01/24 ..... 6,300,000 6,300,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, Zero Cpn., 12/01/45 ... 6,000,000 3,960,673
16,849,015
U.S. Territories 6.0%
Guam 1.0%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,004,592
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 3,651,683
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 1,700,000 1,768,429
Revenue, 2017, Refunding, 5%, 7/01/40 ................................. 9,885,000 10,146,348
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,895,726
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 252,623
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 1,125,000 1,084,376
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 3,000,000 3,212,215
26,015,992
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
3,335,000 3,237,243
Puerto Rico 4.9%
Commonwealth of Puerto Rico ,
l
GO, FRN, Zero Cpn., 11/01/43 ........................................ 3,252,604 1,906,839
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 817,244 829,760
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 855,551

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... $ 796,704 $ 864,158
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 864,239
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 720,867
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 640,229
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 540,669
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 714,901
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 14,732,418
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 118,949 117,377
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 944,324 608,657
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
16,956,227 16,193,197
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,056
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,710,951 2,661,107
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 271,095 272,173
Puerto Rico Electric Power Authority ,
d
Revenue, 1, 10%, 1/01/21 ........................................... 1,768,493 464,229
d
Revenue, 2, 10%, 7/01/21 ........................................... 1,768,493 468,863
d
Revenue, 2013 A, 10%, 7/01/19 ....................................... 1,601,766 420,464
d
Revenue, 2013 A, 5%, 7/01/29 ........................................ 10,000,000 2,650,000
d
Revenue, 2013 A, 7%, 7/01/33 ........................................ 25,000,000 6,625,000
d
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 11,735,000 3,109,775
d
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 1,325,000
d
Revenue, 2016 B-1, 10%, 7/01/19 ..................................... 1,601,765 420,463
d
Revenue, 3, 10%, 1/01/22 ........................................... 600,000 157,500
d
Revenue, 4, 10%, 7/01/22 ........................................... 600,000 159,072
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,800,000 1,783,845
d
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,000,000 2,800,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 100,775
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 10,500,000 10,506,005
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 8,695,000 8,760,195
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 20,000,000 6,511,328
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 47,945,000 11,582,769
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 11,463,000 11,410,594
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 12,300,000 12,269,277
124,733,352
Total U.S. Territories .................................................................... 153,986,587
Total Municipal Bonds (Cost $2,413,767,031) ...................................
2,366,428,852
Shares
Escrows and Litigation Trusts 0.1%
a,m
Puerto Rico Electric Power Authority, Escrow Account ........................ 3,031,496 2,425,197
Total Escrows and Litigation Trusts (Cost $–) ...................................
2,425,197
Total Long Term Investments (Cost $2,495,509,107) .............................
2,442,391,170
a
a a a a

Franklin Municipal Securities Trust
Schedule of Investments
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 45 .
Short Term Investments 2.9%
a a
Principal
Amount
a
Value
Municipal Bonds 2.9%
California 2.9%
n
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 3.3% ,
9/01/38 ......................................................... $ 23,100,000 $ 23,100,000
n
Irvine Ranch Water District , Water Service Corp. , Special Assess ment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 3.55% , 10/01/41 .................. 5,460,000 5,460,000
n
State of California , GO , 2004 A-2 , LOC State Street Bank & Trust Co. , Daily VRDN and
Put , 3.65% , 5/01/34 ................................................ 900,000 900,000
n
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 3.5%, 5/15/48 ................... 15,300,000 15,300,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 3.65%, 5/15/48 .......... 15,410,000 15,410,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 3.5%, 5/15/48 ........... 5,000,000 5,000,000
Revenue, 2023 BP-1, Refunding, Daily VRDN and Put, 3.5%, 5/15/48 .......... 8,600,000 8,600,000
73,770,000
Total Municipal Bonds (Cost $73,770,000) ......................................
73,770,000
Total Short Term Investments (Cost $73,770,000 ) ................................
73,770,000
a
Total Investments (Cost $2,569,279,107) 98.9% ..................................
$2,516,161,170
Other Assets, less Liabilities 1.1% .............................................
28,717,889
Net Assets 100.0% ...........................................................
$2,544,879,059
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $722,556,593, representing 28.4% of net assets.
c
See Note 9 regarding restricted securities.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
See Note 1(d) regarding senior floating rate interests.
f
See Note 10 regarding unfunded loan commitments.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Income may be received in additional securities and/or cash.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
j
The maturity date shown represents the mandatory put date.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
The coupon rate shown represents the rate at period end.
m
Non-income producing.
n
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,569,279,107
Value - Unaffiliated issuers .................................................................. $2,516,161,170
Cash .................................................................................... 588,132
Receivables:
Capital shares sold ........................................................................ 2,793,880
Interest ................................................................................. 30,308,164
Unrealized appreciation on unfunded commitments (Note 1b) .......................................... 1,620,918
Total assets .......................................................................... 2,551,472,264
Liabilities:
Payables:
Capital shares redeemed ................................................................... 3,706,796
Management fees ......................................................................... 919,462
Distribution fees .......................................................................... 247,792
Transfer agent fees ........................................................................ 379,529
Trustees' fees and expenses ................................................................. 2,197
Distributions to shareholders ................................................................. 1,120,875
Accrued expenses and other liabilities ........................................................... 216,554
Total liabilities ......................................................................... 6,593,205
Net assets, at value ................................................................. $2,544,879,059
Net assets consist of:
Paid-in capital ............................................................................. $2,753,519,733
Total distributable earnings (losses) ............................................................. (208,640,674)
Net assets, at value ................................................................. $2,544,879,059

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $710,548,618
Shares outstanding ........................................................................ 72,136,568
Net asset value per share
a,b
.................................................................. $9.85
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $10.23
Class A1:
Net assets, at value ....................................................................... $776,198,576
Shares outstanding ........................................................................ 78,956,174
Net asset value per share
a,b
.................................................................. $9.83
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $10.21
Class C:
Net assets, at value ....................................................................... $92,877,055
Shares outstanding ........................................................................ 9,375,088
Net asset value and maximum offering price per share
a,b
............................................ $9.91
Class R6:
Net assets, at value ....................................................................... $50,712,555
Shares outstanding ........................................................................ 5,141,317
Net asset value and maximum offering price per share
b
............................................. $9.86
Advisor Class:
Net assets, at value ....................................................................... $914,542,255
Shares outstanding ........................................................................ 92,820,187
Net asset value and maximum offering price per share
b
............................................. $9.85
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the year ended February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $122,726,679
Expenses:
Management fees (Note 3 a ) ................................................................... 11,447,808
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,555,435
    Class A1 ............................................................................... 815,227
    Class C ................................................................................ 670,983
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 411,976
    Class A1 ............................................................................... 539,932
    Class C ................................................................................ 68,379
    Class R6 ............................................................................... 14,063
    Advisor Class ............................................................................ 596,387
Custodian fees (Note 4) ...................................................................... 13,636
Reports to shareholders fees .................................................................. 40,386
Registration and filing fees .................................................................... 33,054
Professional fees ........................................................................... 1,040,226
Trustees' fees and expenses .................................................................. 29,942
Other .................................................................................... 336,409
Total expenses ......................................................................... 17,613,843
Expense reductions (Note 4) ............................................................... (13,636)
Net expenses ......................................................................... 17,600,207
Net investment income ................................................................ 105,126,472
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (16,050,503)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 51,859,232
Unfunded commitments .................................................................... 1,620,918
Net change in unrealized appreciation (depreciation) ............................................ 53,480,150
Net realized and unrealized gain (loss) ............................................................ 37,429,647
Net increase (decrease) in net assets resulting from operations .......................................... $142,556,119

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California High Yield Municipal Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $105,126,472 $103,813,257
Net realized gain (loss) ................................................. (16,050,503) (33,696,950)
Net change in unrealized appreciation (depreciation) ........................... 53,480,150 (361,371,540)
Net increase (decrease) in net assets resulting from operations ................ 142,556,119 (291,255,233)
Distributions to shareholders:
Class A ............................................................. (25,193,774) (21,014,848)
Class A1 ............................................................ (34,307,094) (33,923,707)
Class C ............................................................. (3,738,256) (4,093,810)
Class R6 ............................................................ (2,045,837) (1,868,805)
Advisor Class ........................................................ (38,716,020) (35,859,190)
Total distributions to shareholders .......................................... (104,000,981) (96,760,360)
Capital share transactions: (Note 2 )
Class A ............................................................. 103,194,019 (33,313,837)
Class A1 ............................................................ (97,874,912) (168,375,188)
Class C ............................................................. (26,439,045) (41,717,997)
Class R6 ............................................................ 5,321,720 (8,512,643)
Advisor Class ........................................................ (20,951,703) (124,058,309)
Total capital share transactions ............................................ (36,749,921) (375,977,974)
Net increase (decrease) in net assets ................................... 1,805,217 (763,993,567)
Net assets:
Beginning of year ....................................................... 2,543,073,842 3,307,067,409
End of year ........................................................... $2,544,879,059 $2,543,073,842

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin California High Yield Municipal Fund
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California High Yield Municipal
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
date. These types of securities may be considered unfunded
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation in included in the Statement of Assets and
Liabilities and the Statement of Operations. At February 29,
2024, unfunded commitments were as follows:
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income in the Statement of Operations.
Paydown gains and losses are recorded as an adjustment
to interest income. The Fund may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Fund. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Borrower
Unfunded
Commitment
Franklin California High Yield Municipal Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 6,789,003
B-2, 7.125%, 7/01/59 32,971,162
$39,760,165
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 23,492,855 $226,276,624 25,398,675 $253,367,020
Shares issued in reinvestment of distributions .......... 2,315,787 22,303,879 1,851,320 18,342,668
Shares redeemed ............................... (15,144,556) (145,386,484) (30,605,430) (305,023,525)
Net increase (decrease) .......................... 10,664,086 $103,194,019 (3,355,435) $(33,313,837)
Class A1 Shares:
Shares sold ................................... 2,753,076 $26,427,713 6,869,264 $68,433,576
Shares issued in reinvestment of distributions .......... 3,002,194 28,849,235 2,888,030 28,598,592
Shares redeemed ............................... (15,970,254) (153,151,860) (26,662,324) (265,407,356)
Net increase (decrease) .......................... (10,214,984) $(97,874,912) (16,905,030) $(168,375,188)
Class C Shares:
Shares sold ................................... 1,410,978 $13,633,782 1,325,762 $13,286,007
Shares issued in reinvestment of distributions .......... 362,811 3,514,754 384,830 3,841,247
Shares redeemed
a
.............................. (4,522,341) (43,587,581) (5,850,032) (58,845,251)
Net increase (decrease) .......................... (2,748,552) $(26,439,045) (4,139,440) $(41,717,997)
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended February 29, 2024, the gross effective investment management fee rate was 0.461% of the Fund’s average daily net assets.
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 2,144,936 $20,734,737 2,259,339 $22,622,077
Shares issued in reinvestment of distributions .......... 187,368 1,805,869 148,373 1,472,106
Shares redeemed ............................... (1,800,548) (17,218,886) (3,270,998) (32,606,826)
Net increase (decrease) .......................... 531,756 $5,321,720 (863,286) $(8,512,643)
Advisor Class Shares:
Shares sold ................................... 43,867,337 $420,291,421 79,590,057 $793,204,876
Shares issued in reinvestment of distributions .......... 3,332,004 32,084,685 2,904,964 28,821,108
Shares redeemed ............................... (49,540,266) (473,327,809) (95,009,029) (946,084,293)
Net increase (decrease) .......................... (2,340,925) $(20,951,703) (12,514,008) $(124,058,309)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 29, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$511,138 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $16,180
CDSC retained .............................................................................. $89,556
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 29, 2024, these purchase and sale transactions aggregated $158,230,000 and $84,145,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 29, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 29, 2024 and February 28, 2023, was as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $100,884,256
Long term ................................................................................ 58,261,273
Total capital loss carryforwards ............................................................... $159,145,529
2024 2023
Distributions paid from:
Ordinary income .......................................................... $7,896,040 $850,165
Tax exempt income ........................................................ 96,104,941 95,910,195
$104,000,981 $96,760,360
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

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Annual Report
Franklin California High Yield Municipal Fund
(continued)
At February 29, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 29, 2024, aggregated
$267,829,465 and $298,182,144, respectively.
7. Credit Risk and Defaulted Securities
At February 29, 2024, the Fund had 37.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
29, 2024, the aggregate value of these securities was $36,860,698, representing 1.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Cost of investments .......................................................................... $2,575,591,356
Unrealized appreciation ........................................................................ $124,626,719
Unrealized depreciation ........................................................................ (184,056,905)
Net unrealized appreciation (depreciation) .......................................................... $(59,430,186)
Distributable earnings:
Undistributed tax exempt income ................................................................. $9,434,995
5. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
At February 29, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At February 29, 2024, unfunded commitments were as follows:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California High Yield Municipal Fund
1,370,000
a
CalPlant I LLC, 21 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/13/21 $ 1,370,000 $ 959,000
5,220,000
a
CalPlant I LLC, 21 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/01/21 5,220,000 3,654,000
2,875,000
a
CalPlant I LLC, 22 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 4/05/22 2,875,000 2,012,500
250,000
a
CalPlant I LLC, 22 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 9/28/22 250,000 175,000
1,885,000
a
CalPlant I LLC, 22 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/11/22 1,885,000 1,885,000
2,830,000
a
CalPlant I LLC, 22 X, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/09/22 2,830,000 2,830,000
1,000,000
a
CalPlant I LLC, 23 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 1/11/23 1,000,000 1,000,000
890,000
a
CalPlant I LLC, 23 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 2/09/23 890,000 890,000
1,415,000
a
CalPlant I LLC, 23 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 3/02/23 1,415,000 1,415,000
1,230,000
a
CalPlant I LLC, 23 D, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 5/04/23 1,230,000 1,230,000
1,385,000
a
CalPlant I LLC, 23 E, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 6/01/23 1,385,000 1,385,000
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $20,350,000 $17,435,500
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,195,000 as of February 29, 2024.
Borrower Unfunded Commitment
Franklin California High Yield Municipal Fund
Rialto Bioenergy Facility, LLC $ 384,600
$ 384,600
9. Restricted Securities
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended February 29, 2024, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ — $ 21,630,500 $ 21,630,500
Diversified Consumer Services ............ — 40,894,437 — 40,894,437
Electric Utilities ........................ — 9,658,098 — 9,658,098
Senior Floating Rate Interests ............... — — 1,354,086 1,354,086
Municipal Bonds ......................... — 2,366,428,852 — 2,366,428,852
Escrows and Litigation Trusts ............... — — 2,425,197 2,425,197
Short Term Investments ................... — 73,770,000 — 73,770,000
Total Investments in Securities ........... $— $2,490,751,387 $25,409,783 $2,516,161,170
Other Financial Instruments:
Unfunded Commitments .................. $— $— $1,620,918 $1,620,918
Total Other Financial Instruments ......... $— $— $1,620,918 $1,620,918

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At February 29, 2024, the reconciliation is as follows:
Level 3 financial instruments include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Balance at
Beginning of
Year Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ 3,135,000 $ 8,225,000 $ — $ 13,262,789 $ — $ — $ — $ (2,992,289) $ 21,630,500 $ (2,992,289)
Senior Floating
Rate Interests :
United States . — 1,680,046 — — — 272,212 — (598,172) 1,354,086 (598,172)
Escrows and
Litigation Trusts — —
c
— — — — — 2,425,197 2,425,197 2,425,197
Total Investments in
Securities ....... $3,135,000 $9,905,046 $— $13,262,789 $— $272,212 $— $(1,165,264) $25,409,783 $(1,165,264)
Other Financial Instruments:
Unfunded
Commitments
$— $—
c
$— $— $— $— $— $1,620,918 $1,620,918 $1,620,918
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
(continued)
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

Franklin Municipal Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Municipal Securities Trust and Shareholders of Franklin California High Yield Municipal
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California High Yield Municipal Fund (the “Fund”) as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29,
2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the periods indicated
therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Municipal Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin California High Yield Municipal Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended February 29, 2024:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $96,104,941

Franklin Municipal Securities Trust
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 108 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board
and Trustee
Chairman of the
Board since 2023 and
Trustee since 2007
127 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Municipal Securities Trust

franklintempleton.com
Annual Report
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MUN A 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California High Yield Municipal Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $47,055 for the fiscal year ended February 29, 2024 and $40,504 for the fiscal year ended February 28, 2023.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended February 29, 2024, and $70,000 for the fiscal year ended February 28, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended February 29, 2024 and $245,711 for the fiscal year ended February 28, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $228,426 for the fiscal year ended February 29, 2024 and $315,711 for the fiscal year ended February 28, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.      N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUNICIPAL SECURITIES TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024